UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     July 18, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $362,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1     7481  7500000 PRN      DEFINED 01            7500000        0        0
AMBAC FINL GROUP INC           COM              023139108       67    50000 SH       DEFINED 01              50000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3390   150000 SH       DEFINED 01             150000        0        0
CHIQUITA BRANDS INTL INC       NOTE 4.250% 8/1  170032AT3     3273  3500000 PRN      DEFINED 01            3500000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9    16912 20000000 PRN      DEFINED 01           20000000        0        0
COMPUCREDIT CORP               COM              20478N100     1031   171861 SH       DEFINED 01             171861        0        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6      465  1000000 PRN      DEFINED 01            1000000        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     1737  4500000 PRN      DEFINED 01            4500000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     3344 12500000 PRN      DEFINED 01           12500000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5    25155 35000000 PRN      DEFINED 01           35000000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    40152  2950000 SH       DEFINED 01            2950000        0        0
GENERAL MTRS CORP              COM              370442105     1180   102604 SH       DEFINED 01             102604        0        0
GENERAL MTRS CORP              COM              370442105      275   500000 SH  PUT  DEFINED 01             500000        0        0
HUNTSMAN CORP                  COM              447011107     3990   350000 SH       DEFINED 01             350000        0        0
INCYTE CORP                    NOTE 3.500% 2/1  45337CAF9    10117 11000000 PRN      DEFINED 01           11000000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    25185 28500000 PRN      DEFINED 01           28500000        0        0
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1  466090AA5     6208  7000000 PRN      DEFINED 01            7000000        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     1538    91300 SH       DEFINED 01              91300        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     2166    57184 SH       DEFINED 01              57184        0        0
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    10137 12500000 PRN      DEFINED 01           12500000        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9     9020 23500000 PRN      DEFINED 01           23500000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1    10496 13500000 PRN      DEFINED 01           13500000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3    34536 40000000 PRN      DEFINED 01           40000000        0        0
SOUTHWEST AIRLS CO             COM              844741108       50  1000000 SH  PUT  DEFINED 01            1000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6    23958 25000000 PRN      DEFINED 01           25000000        0        0
UNIVERSAL CORP VA              COM              913456109     4073    90078 SH       DEFINED 01              90078        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9   113999115000000 PRN      DEFINED 01          115000000        0        0
VION PHARMACEUTICALS INC       COM NEW          927624502        3   260000 SH       DEFINED 01             260000        0        0
WASHINGTON MUT INC             CONV7.75%SER R   939322814     2933     5000 SH       DEFINED 01               5000        0        0